other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2017
other long-term liabilities
Schedule of other long-term liabilities

As at December 31 (millions)	Note	2017	2016
Pension and other post-employment benefit liabilities	15(a)	$537	$484
Deferred revenues		81	72
Restricted stock unit and deferred share unit liabilities		68	62
Derivative liabilities		76	21
Other		67	73

		829	712
Deferred customer activation and connection fees		18	24

		$847	$736